Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income	$ 115,237	$ 91,638	$ 117,102
Loss from discontinued operations, net of tax	(404)	(359)	(34,514)
Income from continuing operations, net of tax	115,641	91,997	151,616
Adjustments to reconcile income from continuing operations, net of tax to net cash provided by (used in) operating activities
Depreciation and amortization	54,000	42,773	34,368
Stock-based compensation	47,668	51,773	48,237
Debt discount accretion and other debt related expenses	15,690	11,453
Restructuring charges	11,998
Deferred income taxes	(2,469)	(8,400)	(5,332)
Writedown of assets and lease loss accrual (benefit), net	2,978	1,032	(9,704)
Unrealized loss (gain) on investments	363	7,720	(2,650)
Deferred rent	328	4,761	1,242
Operating activities from discontinued operations	(1,304)	(1,326)	(6,063)
(Increase) decrease in operating assets
Financial instruments owned, at fair value	(2,195,022)	(642,649)	(450,478)
Securities borrowed	(133,637)	(966,592)	(382,569)
Receivable from brokers, dealers and clearing organizations	(147,739)	23,985	(170,641)
Other assets	47,275	(5,901)	(56,013)
Decrease (increase) in operating liabilities
Financial instruments sold, not yet purchased, at fair value	426,938	638,162	254,256
Securities loaned	170,053	(22,281)	550,226
Financial instruments sold under agreements to repurchase	(64,864)	485,184
Liability to GNMA trusts, at fair value	1,710,627
Other secured financings	23,822	35,583
Payable to brokers, dealers and clearing organizations	(14,770)	182,282	57,011
Accrued compensation expense	1,154	(17,673)	32,732
Accrued expenses and other liabilities	30,897	1,580	(26,180)
Net cash provided by (used in) operating activities	99,627	(86,537)	20,058
Cash flows from investing activities
Distributions from investments	24,380	37,558	64,303
Purchases of investments	(26,601)	(7,997)	(7,787)
Purchases of fixed assets and leasehold improvements	(38,045)	(48,880)	(42,230)
Purchase of referral rights		(3,275)
Purchase of customer list		(1,000)
Purchase of noncontrolling interest		(1,000)
Purchase of businesses, net of cash acquired	(625)	(48,133)
Net cash (used in) provided by investing activities	(40,891)	(72,727)	14,286
Cash flows from financing activities
Proceeds from term credit agreement	97,838
Proceeds from issuance of cash convertible notes		363,808
Repayment of credit facility		(140,000)
Purchase of call options		(73,750)
Proceeds from issuance of warrants		15,000
Stock options exercised	1,000	5,784	11,021
Income tax (provision) benefit related to stock-based compensation	(6,449)	(2,760)	4,374
Cost of common stock repurchased	(58,553)	(60,090)	(33,412)
Financing activities from discontinued operations			(6,178)
Net cash provided by (used in) financing activities	33,836	107,992	(24,195)
Effect of exchange rate changes on cash and cash equivalents	(508)	(265)
Increase (decrease) in cash and cash equivalents	92,064	(51,537)	10,149
Cash and cash equivalents at beginning of period	375,569	427,106	416,957
Cash and cash equivalents at end of period	467,633	375,569	427,106
Supplemental disclosure of cash flow information:
Cash paid for interest	24,108	22,068	4,777
Cash paid for income taxes	$ 62,116	$ 59,384	$ 87,463